Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 3,435,969	₺ 2,820,500	₺ 2,434,790
Employee termination benefits	58,412	38,879	31,799
Defined contribution plans	20,004	14,677	12,785
Employee benefit expenses	₺ 3,514,385	₺ 2,874,056	₺ 2,479,374